Employee Stock Options - Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding, Beginning balance	115,750	110,750
Options, Granted	619,784	5,000
Options, Exercised	0	0
Options, Forfeited/expired	(32,500)
Options outstanding, Ending Balance	703,034	115,750	110,750
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 30.00	$ 32.00
Weighted Average Exercise Price, Granted	$ 2.86	$ 2.00
Weighted Average Exercise Price, Exercised	$ 0	$ 0
Weighted Average Exercise Price, Forfeited/expired	$ 8.92
Weighted Average Exercise Price, Outstanding Ending Balance	$ 2.98	$ 30.00	$ 32.00
Weighted Average Remaining Contractual Term in Years, Granted	9 years 4 months 24 days	9 years 9 months 18 days
Weighted Average Remaining Contractual Term in Years, forfeited/expired	5 years 8 months 12 days
Weighted Average Remainder Contractual Terms Outstanding Beginning	8 years 9 months 18 days	6 years 3 months 18 days	7 years 2 months 12 days
Options outstanding, Beginning balance	$ 0	$ 0
Options, Granted	$ 0	$ 0
Options, Exercised	0	0
Options, Forfeited/expired	$ 0	$ 0
Options outstanding, Ending Balance	$ 0	$ 0	$ 0